Investments in associates and joint venture - Statements of financial position of Cerro Verde under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Current assets	$ 620,380	$ 739,545
Non-current assets	3,882,847	3,822,266
Current liabilities	(379,597)	(844,937)
Non-current liabilities	(960,689)	(1,178,343)
Equity	3,162,941	2,538,531	$ 2,799,857	$ 2,968,200
Sociedad Minera Cerro Verde S.A.A
Investments in associates and joint ventures
Current assets	1,946,762	2,157,182
Non-current assets	6,047,101	5,967,382
Current liabilities	(564,058)	(1,252,095)
Non-current liabilities	(778,378)	(745,463)
Equity	$ 6,651,427	$ 6,127,006